Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related party transactions
21	Related party transactions

(a)	Related party transactions

During the year ended December 31, 2018, the Company recorded consulting fees of $200 (2017 - $200) to companies related by common directors or officers. At December 31, 2018, accounts payable and accrued liabilities include $Nil (2017 – $Nil) with these related parties. Related party transactions occurred in the normal course of business. As at December 31, 2018, the Company has accounts receivable outstanding from these related parties of $Nil (2017 - $Nil).

(b)	Compensation of directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
	$	$
Salaries and other short term employment benefits	2,816	2,968
Share-based payments	1,500	2,753
Total compensation	4,316	5,721